Financial assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Financial assets and liabilities
Schedule of business net debt

		Maximum	Final
		amount	maturity	Facility			Available
Facility	Currency	drawable	date	type	Amount drawn		liquidity
		Local			Local
		currency			currency
		m			m	$'m	$'m
2.000% Senior Secured Green Notes	EUR	450	01-Sep-28	Bullet	450	527	—
3.250% Senior Secured Green Notes	USD	600	01-Sep-28	Bullet	600	600	—
6.000% Senior Secured Green Notes	USD	600	15-Jun-27	Bullet	600	600	—
3.000% Senior Green Notes	EUR	500	01-Sep-29	Bullet	500	586	—
4.000% Senior Green Notes	USD	1,050	01-Sep-29	Bullet	1,050	1,050	—
Senior Secured Term Loan	EUR	269	24-Sep-29	Bullet	269	316	—
Global Asset Based Loan Facility	USD	333	06-Aug-26	Revolving	—	—	333
Bradesco Facility	BRL	500	30-Sep-28	Bullet	—	—	91
Lease obligations	Various	—	Various	Amortizing	—	370	—
Other borrowings	Various	—	Rolling	Amortizing	—	36	—
Total borrowings						4,085	424
Deferred debt issue costs						(24)	—
Net borrowings						4,061	424
Cash, cash equivalents and restricted cash						(256)	256
Derivative financial instruments used to hedge foreign currency and interest rate risk						46	—
Net debt / available liquidity						3,851	680

		Maximum	Final
		amount	maturity	Facility			Available
Facility	Currency	drawable	date	type	Amount drawn		liquidity
		Local			Local
		currency			currency	$'m	$'m
		m			m
2.000% Senior Secured Green Notes	EUR	450	01-Sep-28	Bullet	450	468	—
3.250% Senior Secured Green Notes	USD	600	01-Sep-28	Bullet	600	600	—
6.000% Senior Secured Green Notes	USD	600	15-Jun-27	Bullet	600	600	—
3.000% Senior Green Notes	EUR	500	01-Sep-29	Bullet	500	519	—
4.000% Senior Green Notes	USD	1,050	01-Sep-29	Bullet	1,050	1,050	—
Senior Secured Term Loan	EUR	269	24-Sep-29	Bullet	269	280	—
Global Asset Based Loan Facility	USD	272	06-Aug-26	Revolving	—	—	272
Bradesco Facility	BRL	500	30-Sep-28	Bullet	—	—	81
Lease obligations	Various	—	Various	Amortizing	—	374	—
Other borrowings	Various	—	Rolling	Amortizing	—	42	—
Total borrowings						3,933	353
Deferred debt issue costs						(31)	—
Net borrowings						3,902	353
Cash, cash equivalents and restricted cash						(610)	610
Derivative financial instruments used to hedge foreign currency and interest rate risk						13	—
Net debt / available liquidity						3,305	963

Schedule of maturity analysis of borrowings

	At June 30,	At December 31,
	2025	2024
	$'m	$'m
Within one year or on demand	112	105
Between one and three years	757	755
Between three and five years	3,177	3,017
Greater than five years	39	56
Total borrowings	4,085	3,933
Deferred debt issue costs	(24)	(31)
Net borrowings	4,061	3,902